UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III                Holland, MI                2/12/04
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      67

Form 13F Information Table Value Total:  $140,079
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  December 31, 2003

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----
AFFILIATED COMPUTER CL A          COM      008190100      1985       36450    SH        Sole               9200               27250
ALLEGIANT BANCORP                 COM      017476102       477       17000    SH        Sole                                  17000
AMBAC FINL GROUP INC COM          COM      023139108       364        5250    SH        Sole               1100                4150
AMERICAN INTL GROUP COM           COM      026874107       869       13110    SH        Sole               1221               11889
AMGEN INC COM                     COM      031162100      2240       36255    SH        Sole               9350               26905
APPLEBEES INTL INC COM            COM      037899101      4228      107472    SH        Sole              26300               81172
BED BATH & BEYOND INC COM         COM      075896100      3151       72681    SH        Sole              17350               55331
BERKSHIRE HATHAWAY INC CL B       COM      084670207       231          82    SH        Sole                                     82
CAPITAL ONE FINL CORP COM         COM      14040H105       313        5100    SH        Sole               1600                3500
CAPITOL BANCORP LTD               COM      14056D105       426       15000    SH        Sole                                  15000
CARDINAL HEALTH INC COM           COM      14149Y108      3908       63894    SH        Sole              15187               48707
CHEESECAKE FACTORY INC COM        COM      163072101       940       21350    SH        Sole               7500               13850
CINTAS CORPORATION                COM      172908105      3284       65540    SH        Sole              17700               47840
CISCO SYSTEMS INC.                COM      17275R102      6150      253816    SH        Sole              53348              200468
CITIGROUP                         COM      172967101      3695       76133    SH        Sole              19150               56983
COBIZ INC COM                     COM      190897108       444       24100    SH        Sole                                  24100
DEARBORN BANCORP INC COM          COM      24242R108       442       22224    SH        Sole                                  22224
E M C CORP MASS COM               COM      268648102      2713      209962    SH        Sole              49400              160562
FIFTH THIRD BANCORP COM           COM      316773100       255        4323    SH        Sole                440                3883
FIRST IND CORP COM                COM      32054R108       227       12100    SH        Sole                                  12100
FIRST MERCHANTS CORP COM          COM      320817109       384       15069    SH        Sole                                  15069
FIRST MIDWEST BANCORP             COM      320867104       642       19811    SH        Sole                                  19811
FIRST OAK BROOK BANCSH COM        COM      335847208      1077       35902    SH        Sole               1650               34252
FIRST SECURITYFED FINL COM        COM      336392105       297        9900    SH        Sole                                   9900
FIRST TENN NATL CORP COM          COM      337162101      2787       63205    SH        Sole              13975               49230
FIRSTBANK CORP MICH COM           COM      33761G104      1467   47082.317    SH        Sole             5441.7           41640.667
FISERV INC.                       COM      337738108      5740      145179    SH        Sole              21731              123448
FREDDIE MAC                       COM      313400301      2088       35800    SH        Sole               7400               28400
GENERAL ELECTRIC                  COM      369604103      3293      106307    SH        Sole              24600               81707
GENTEX CORP COM                   COM      371901109      1617       36628    SH        Sole              12760               23868
GENZYME CORP. GENL.               COM      372917104      2773       56260    SH        Sole              14700               41560
HEMLOCK FEDERAL FINANCIAL CORP    COM      423666106       230        8000    SH        Sole                                   8000
HOME DEPOT INC COM                COM      437076102      2865   80727.045    SH        Sole              14400           66327.045
HOME FED BANCORP COM              COM      436926109       355       12600    SH        Sole                                  12600
HUNTINGTON BANCSHARES COM         COM      446150104      3729      165742    SH        Sole                                 165742
INDEPENDENT BANK CORPORATION      COM      453838104      1457       51358    SH        Sole               7930               43428
INTEL CORPORATION                 COM      458140100      5404  168605.853    SH        Sole              36300          132305.853
IRWIN FINL CORP COM               COM      464119106       524       16700    SH        Sole                                  16700
JOHNSON & JOHNSON COM             COM      478160104      4531   87704.895    SH        Sole              16700           71004.895
LAKELAND FINL CORP COM            COM      511656100       599       16950    SH        Sole                                  16950
LOWES COS INC COM                 COM      548661107      3628       65502    SH        Sole              15850               49652
MACATAWA BANK CORPORATION         COM      554225102      3391      119460    SH        Sole             119460
MAF BANCORP INC.                  COM      55261R108       945       22553    SH        Sole               3403               19150
MB FINANCIAL INC NEW COM          COM      55264U108       546       15000    SH        Sole                                  15000
MBNA CORP COM                     COM      55262L100      7108  286029.721    SH        Sole              47627          238402.721
MERCANTILE BANK CORP COM          COM      587376104      1176       32222    SH        Sole                                  32222
MICROSOFT CORP COM                COM      594918104      4495      164246    SH        Sole              36900              127346
MIDWEST BANK HOLDINGS             COM      598251106       614       27600    SH        Sole                                  27600
NATIONAL CITY CORP COM            COM      635405103       538       15856    SH        Sole                                  15856
OAK HILL FINL INC COM             COM      671337103       587       19500    SH        Sole                                  19500
ORACLE CORP COM                   COM      68389X105      2258      170673    SH        Sole              38600              132073
PARK BANCORP INC COM              COM      700164106       203        7000    SH        Sole                                   7000
PFIZER INC COM                    COM      717081103      4208  119119.485    SH        Sole              25600           93519.485
POLARIS INDUSTRIES COM            COM      731068102       319        3600    SH        Sole                                   3600
REPUBLIC BANCORP INC COM          COM      760282103       608       45078    SH        Sole               1331               43747
ROYAL DUTCH PETE CO NY REG GLD    COM      780257804      4704       89787    SH        Sole              22257               67530
STRYKER CORP COM                  COM      863667101      2963       34850    SH        Sole               9030               25820
SYSCO CORP COM                    COM      871829107      2089       56120    SH        Sole              15550               40570
TCF FINL CORP COM                 COM      872275102       411        8000    SH        Sole                                   8000
TOWER FINANCIAL                   COM      891769101       591       39425    SH        Sole                                  39425
TRIBUNE CO NEW COM                COM      896047107      3667       71060    SH        Sole              14800               56260
UNIZAN FINANCIAL CORP COM         COM      91528W101       328       16200    SH        Sole                                  16200
WAL MART STORES INC COM           COM      931142103       249        4700    SH        Sole               1000                3700
WALGREEN COMPANY                  COM      931422109      2946       80972    SH        Sole              18100               62872
WELLS FARGO & CO NEW COM          COM      949746101      6451  109538.824    SH        Sole              23044           86494.824
WYETH COM                         COM      983024100      2824   66526.592    SH        Sole              13275           53251.592
ZIONS BANCORPORATION COM          COM      989701107      4031       65720    SH        Sole              15900               49820






REPORT SUMMARY                     67 DATA RECORDS     140079           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED